Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 25, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025
Capital Group International Core Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name													Capital Group International Core Equity ETF (at NAV)
Accumulated Value	$ 10,000	$ 9,980	$ 10,227	$ 10,375	$ 10,003	$ 9,875	$ 9,676	$ 10,078	$ 10,295	$ 10,402	$ 10,744	$ 11,360
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI (All Country World Index) ex USA
Accumulated Value	$ 10,000	$ 10,196	$ 10,486	$ 10,769	$ 10,240	$ 10,147	$ 9,950	$ 10,351	$ 10,495	$ 10,471	$ 10,849	$ 11,346